Note 11 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		$ 1,429,056
Values at the end of the year		1,372,176	$ 1,429,056
Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		59,993
Values at the end of the year		50,848	59,993
Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	167,969
Values at the end of the year	[1]	156,304	167,969
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		1,085,968
Values at the end of the year		1,084,644	1,085,968
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		115,126
Values at the end of the year		80,380	115,126
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		5,868,965	5,326,500
Currency translation adjustment		(7,941)	(3,730)
Increase due to business combinations	[2]		526,846
Additions		25,801	25,567
Transfers / Reclassifications		(7,539)	(1,393)
Disposals		(1,815)	(4,825)
Values at the end of the year		5,877,471	5,868,965
Gross carrying amount [member] | Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		637,352	604,870
Currency translation adjustment		(6,466)	1,108
Increase due to business combinations	[2]		11,563
Additions		22,830	24,965
Transfers / Reclassifications		(2,902)	(1,393)
Disposals		(659)	(3,761)
Values at the end of the year		650,155	637,352
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	550,500	463,742
Currency translation adjustment	[1]	(151)	220
Increase due to business combinations	[1],[2]		87,000
Additions	[1]	2,971	602
Transfers / Reclassifications	[1]	(4,637)	0
Disposals	[1]	(1,156)	(1,064)
Values at the end of the year	[1]	547,527	550,500
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,469,962	2,117,837
Currency translation adjustment		(1,324)	(5,058)
Increase due to business combinations	[2]		357,183
Additions		0	0
Transfers / Reclassifications		0	0
Disposals		0	0
Values at the end of the year		2,468,638	2,469,962
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,211,151	2,140,051
Currency translation adjustment		0	0
Increase due to business combinations	[2]		71,100
Additions		0	0
Transfers / Reclassifications		0	0
Disposals		0	0
Values at the end of the year		2,211,151	2,211,151
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		4,439,909	3,764,941
Currency translation adjustment		(6,014)	889
Amortization charge		71,519	90,476
Impairment charge		404	586,402
Transfers / Reclassifications			931
Disposals		(523)	(3,730)
Values at the end of the year		4,505,295	4,439,909
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		577,359	536,337
Currency translation adjustment		(6,014)	890
Amortization charge		28,072	42,931
Impairment charge		404	0
Transfers / Reclassifications			931
Disposals		(514)	(3,730)
Values at the end of the year		599,307	577,359
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year	[1]	382,531	373,772
Currency translation adjustment	[1]	0	(1)
Amortization charge	[1]	8,701	8,760
Impairment charge	[1]	0	0
Transfers / Reclassifications	[1]		0
Disposals	[1]	(9)	0
Values at the end of the year	[1]	391,223	382,531
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		1,383,994	797,592
Currency translation adjustment		0	0
Amortization charge		0	0
Impairment charge		0	586,402
Transfers / Reclassifications			0
Disposals		0	0
Values at the end of the year		1,383,994	1,383,994
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Values at the beginning of the year		2,096,025	2,057,240
Currency translation adjustment		0	0
Amortization charge		34,746	38,785
Impairment charge		0	0
Transfers / Reclassifications			0
Disposals		0	0
Values at the end of the year		$ 2,130,771	$ 2,096,025

[1]	Includes Proprietary Technology.
[2]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.